Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 67,420	€ 102,990	€ 48,871
Cost of sales	(183,993)	(238,195)	(14,173)
Selling and distribution expenses	(2,817)	(1,743)	(733)
Research and development expenses	(62,550)	(815,907)	(113,808)
General and administrative expenses	(104,178)	(100,402)	(53,554)
Income from release of governmental contract liabilities		574,502
Other operating income	37,932	67,702	24,150
Other operating expenses	(1,271)	(1,210)	(568)
Operating loss	(249,457)	(412,263)	(109,815)
Finance income	4,009	10,103	2,070
Finance expenses	(3,707)	(10,338)	(22,103)
Loss before income tax	(249,155)	(412,498)	(129,848)
Income tax benefit/ (expense)	126	782	726
Net loss for the period	(249,029)	(411,716)	(129,122)
Other comprehensive income:
Foreign currency adjustments	(105)	(91)	35
Total comprehensive loss for the period	€ (249,134)	€ (411,807)	€ (129,087)
Basic net loss per share	€ (1.32)	€ (2.21)	€ (0.98)
Diluted net loss per share	€ (1.32)	€ (2.21)	€ (0.98)